27. Financial instruments and risk management (Details 3) R$ in Thousands	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Assets
Deposits	R$ 1,163,759	R$ 1,188,992
Total assets	10,004,748	8,404,355
Foreign Exchange Rate Risk [Member]
Assets
Cash and cash equivalents, short-term investments and restricted cash	1,215,716	548,792
Trade receivables	126,140	104,800
Deposits	655,244	756,810
Derivatives	40,647	3,817
Other assets	0	10,184
Total assets	2,037,747	1,424,403
Liabilities
Short and long-term debt	4,593,169	3,596,379
Finance leases	1,476,151	1,718,012
Foreign suppliers	644,775	344,654
Derivatives	34,457	89,211
Operating leases	139,110	7,233
Total liabilities	6,887,662	5,755,489
Exchange exposure	4,849,915	4,331,086
Commitments not recorded in the statements of financial position
Future commitments resulting from operating leases	5,304,714	6,246,725
Future commitments resulting from firm aircraft orders	45,090,382	48,032,429
Total	50,395,096	54,279,154
Total foreign currency exposure - R$	R$ 55,245,011	R$ 58,610,240
Exchange rate (R$/US$)	3.308	3.2591
Foreign Exchange Rate Risk [Member] | USD
Commitments not recorded in the statements of financial position
Total foreign currency exposure - R$	R$ 16,700,426	R$ 17,983,566